Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
8.	Quarterly Financial Data (Unaudited)

Quarterly Operating Results for 2011 and 2010

	2011–Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$15.1	$(19.9)	$(24.9)	$48.4
Income tax expense (benefit)	5.2	(6.7)	(9.9)	17.0
Net income (loss)(a)(b)(c)	$9.9	$(13.2)	$(15.0)	$31.4

Earnings (loss) per share, basic and diluted	$0.11	$(0.14)	$(0.16)	$0.32

Number of shares used in computing basic and diluted earnings per share	92.7	94.4	96.0	97.7

	2010–Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$(8.9)	$76.1	$13.5	$38.0
Income tax expense (benefit)	(3.3)	27.7	4.7	15.2
Net income (loss)(d)	$(5.6)	$48.4	$8.8	$22.8

Earnings (loss) per share, basic and diluted	$(0.06)	$0.55	$0.10	$0.25

Number of shares used in computing basic and diluted earnings per share	86.4	87.9	89.5	91.2
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(a)
First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP’s $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.

(b)	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP’s $165.0 million increase in expense associated with rate case liability adjustments.
(c)
Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP’s $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP’s $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.

(d)	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP’s $158 million increase in expense associated with rate case liability adjustments.